Redeemable Convertible Preferred Shares - Convertible Redeemable Preferred Shares Activities (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Temporary Equity [Line Items]
Beining Balance	¥ 1,210,645
Accretion on convertible redeemable preferred shares to redemption value	¥ 3,073,471	¥ 562,022	¥ 108,792
Ending Balance		¥ 1,210,645
Series A Convertible Redeemable Preferred Shares
Temporary Equity [Line Items]
Beginning Balances, Number of Shares	285,000,000	285,000,000	285,000,000
Conversion to ordinary shares upon IPO, Number of shares	(285,000,000)
Ending Balances, Number of Shares	0	285,000,000	285,000,000
Beining Balance	¥ 369,033	¥ 114,737	¥ 55,642
Foreign exchange	(42,399)	17,634	5,569
Accretion on convertible redeemable preferred shares to redemption value	1,237,274	236,662	53,526
Conversion to ordinary shares upon IPO	¥ (1,563,908)
Ending Balance		¥ 369,033	¥ 114,737
Series B Convertible Redeemable Preferred Shares
Temporary Equity [Line Items]
Beginning Balances, Number of Shares	214,285,700	214,285,700	214,285,700
Conversion to ordinary shares upon IPO, Number of shares	(214,285,700)
Ending Balances, Number of Shares	0	214,285,700	214,285,700
Beining Balance	¥ 339,781	¥ 151,285	¥ 104,348
Foreign exchange	(33,347)	17,390	7,908
Accretion on convertible redeemable preferred shares to redemption value	905,861	171,106	39,029
Conversion to ordinary shares upon IPO	¥ (1,212,295)
Ending Balance		¥ 339,781	¥ 151,285
Series C Convertible Redeemable Preferred Shares
Temporary Equity [Line Items]
Beginning Balances, Number of Shares	234,554,700	234,554,700
Issuance, Number of shares			234,554,700
Conversion to ordinary shares upon IPO, Number of shares	(234,554,700)
Ending Balances, Number of Shares	0	234,554,700	234,554,700
Beining Balance	¥ 501,831	¥ 319,748
Issuance			¥ 286,118
Foreign exchange	(40,600)	27,829	17,393
Accretion on convertible redeemable preferred shares to redemption value	930,336	154,254	16,237
Conversion to ordinary shares upon IPO	¥ (1,391,567)
Ending Balance		¥ 501,831	¥ 319,748